Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments
24.	COMMITMENTS

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2014 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2009 and 2010 and 2011 was $1,301, $1,401, and $1,589, respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2012	$434
2013	9
2014	—

$443

Purchase commitments

As of December 31, 2011, purchase commitments are $300, mainly for service.

Other contractual commitment

According to an agreement signed between the Group and Tsing Hua University in May 2010, the Group will sponsor certain R& D program of Tsing Hua University up to $794 from 2010 to 2013. There will be $159 remained to be paid in 2012.